Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair value measurements
Fair value measurements

Note 16 — Fair value measurements

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, and accounts payable where the carrying value approximates fair value due to the short-term nature of each instrument.

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

●	Level 1: observable inputs such as quoted prices in active markets;
●	Level 2: inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
●	Level 3: unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable and accounts payables, where the carrying amount approximates fair value due to the short-term nature of each instrument.

The fair value of the convertible note was determined using the following significant unobservable inputs.

Fair Value Assumption – Financing Note	March 31, 2024
Principal	$2,330
Discount rate	25.00%
Note term	2.72	years
Stock Price	$2.26
Maturity date	12/19/2026
Risk rate	4.34%
Volatility	36.33%

The fair value of the Financing Notes as of March 31, 2024, is $1,695 and was classified as Level 3 within the fair value hierarchy.

The fair value of the Company’s outstanding warrants as of March 31, 2024, is $20 and was classified as Level 3 within the fair value hierarchy.

	March 31,
Fair Value Assumption – Warrants	2024
Exercise Price	$11.50
Warrant term	4.72	years
Maturity date	12/19/2028
Stock Price	$2.26
Risk rate	4.13%
Volatility	37.68%

Note 17 — Fair Value Measurements

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, earn-outs, and accounts payable where the carrying value approximates fair value due to the short-term nature of each instrument.

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

●	Level 1: observable inputs such as quoted prices in active markets;
●	Level 2: inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
●	Level 3: unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivables and accounts payables, where the carrying amount approximates fair value due to the short-term nature of each instrument.

On October 9, 2020, the Company implemented the Plan pursuant to which the Company’s Board of Directors may grant stock options to employees and non-employees. The common stock granted as part of the Plan were recorded in equity and classified as Level 3 within the fair value hierarchy.

On December 19, 2023, prior to the closing of the Business Combination, the Board of Directors of Legacy ICI authorized that the shares of common stock which were subject to the Transaction RSU Awards would be delivered in accordance with the terms of the Restricted Stock Unit Agreement. All Transaction RSU Awards issued were valued using a fair value of $6.82, which was the closing share price of our common stock on that date. The common stock granted as part of the Plan were recorded in equity and classified as Level 1 within the fair value hierarchy.

The convertible note was valued using a probability-weighted expected return method (“PWERM”) based on the probabilities of different potential outcomes for the note. The fair value of the convertible note was determined using the following significant unobservable inputs.

Fair Value Assumption – Financing Note	December 31, 2023
Principal	$6,805
Discount rate	20.00%
Note term	2.97 years
Stock Price	$3.35
Maturity date	12/19/2026
Risk rate	3.92%
Volatility	32.49%

The fair value of the Financing Notes as of December 31, 2023 is $5,695 and is classified as Level 3 within the fair value hierarchy.

The fair value of the Company’s outstanding warrants as of December 31, 2023 and is classified as Level 1 within the fair value hierarchy.

Fair Value Assumption – Warrants	December 31, 2023
Exercise Price	$11.50
Warrant term	4.97 years
Maturity date	12/19/2028
Stock Price	$3.35
Risk rate	3.75%
Volatility	33.29%